Property and Equipment, Net (Summary of property and equipment, net) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Total gross value	¥ 201,090	$ 31,043	¥ 172,629
Less: accumulated depreciation	(120,553)	(18,610)	(82,935)
Net book value	80,537	12,433	89,694
Computers, equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Total gross value	157,604	24,330	130,327
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total gross value	6,319	975	6,319
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total gross value	¥ 37,167	$ 5,738	¥ 35,983